Thacher Proffitt & Wood llp Two World Financial Center New York, NY 10281 (212) 912-7400

Fax: (212) 912-7751 www.tpw.com

April 28, 2006

By EDGAR

Securities and Exchange Commission
Filing Desk - Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Attention: Filing Desk

PHH Mortgage Capital LLC
Registration Statement on Form S-3/A relating to Mortgage
Pass-Through Certificates and Mortgage-Backed Notes
Registration Statement No. 333-131214

Ladies and Gentlemen:

We have filed on behalf of our client, PHH Mortgage Capital LLC (the “Registrant”), under EDGAR, the captioned registration statement on Form S-3/A.

The primary objective of this filing is to combine the $1,000,000 previously registered under this registration statement with the remaining amount registered under the Registrant’s existing registration statement No. 333-110192.

If you require any additional information, please call the undersigned at (212) 912-7450 or Rob Olin at (212) 912-8387. Please acknowledge receipt of this letter and the enclosures by date-stamping the enclosed copy of this letter and returning it in the self addressed stamped envelope.

Very truly yours,

/s/ Stephen S. Kudenholdt

Stephen S. Kudenholdt

Enclosures
cc: Susan Block
Division of Corporation Finance
Washington, D.C. 20549